UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):
[ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Enhanced Investment Technologies LLC
Address:  2401 PGA Boulevard, Suite 100
               Palm Beach Gardens, FL  33410

Form 13F File Number:  28-4211

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bonnie M. Howe
Under Power of Attorney dated 4/19/05
on file with Schedule 13F-NT 5/16/05

Phone: 303-333-3863

Signature, Place, and Date of Signing:

/s/ Bonnie M. Howe
----------------------------------------------------------------------
Name: Bonnie M. Howe
Under Power of Attorney dated 4/19/05
on file with Schedule 13F 5/16/05

City / State: Denver, CO

Date:   November 14, 2005

Report Type (Check only one.):
[   ] 13F HOLDINGS REPORT.

[ X ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

No.         Form 13F File Number   Name

1            28-1343               Janus Capital Management LLC